Class A Ordinary Shares Subject To Possible Redemption - Summary of Class A Common stock Reflected in the Condensed Balance Sheet (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds from initial public offering	$ 0	$ 375,000,000
Less:
Fair value of Public Warrants at issuance	(8,983,333)	(3,275,000)
Plus:
Increase in redemption value of common shares subject to possible redemption	(5,260,382)
Class A ordinary shares subject to possible redemption	380,260,382	375,000,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds from initial public offering		375,000,000
Less:
Offering costs allocated to Class A ordinary shares		(20,898,264)
Plus:
Accretion on Class A ordinary shares to redemption value		28,210,764
Increase in redemption value of common shares subject to possible redemption	5,260,382
Class A ordinary shares subject to possible redemption	$ 380,260,382	375,000,000
Common Class A [Member] | Common Stock [Member]
Less:
Fair value of Public Warrants at issuance		$ (7,312,500)